Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense (Benefit)	The components of income tax expense (benefit) were as follows for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
Current expense	$0.3	$0.3	$0.4
Deferred expense (benefit)	(0.5)	—	(0.2)
Total income tax expense	$(0.2)	$0.3	$0.2

Schedule of Reconciliation of Federal Income Tax Rate to the Company’s Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2022	2021	2020
Federal income tax rate:	21.0%	21.0%	21.0%
Reconciling items:
Tax exempt interest	0.6	(1.3)	(3.8)
Dividend received deduction	0.5	(0.3)	(0.4)
Other	(0.3)	—	(0.2)
Effective income tax rate:	21.8%	19.4%	16.6%

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2022	2021
Deferred tax assets
Deferred acquisition costs	$1.6	$1.4
Deferred gain on disposal of business	0.1	0.2
Investments, net	0.3	0.1
Net unrealized appreciation on securities	0.2	—
Other	0.3	0.2
Total deferred tax assets	2.6	1.9

Deferred tax liabilities
Net unrealized appreciation on securities	—	(0.6)
Total deferred tax liabilities	—	(0.6)
Net deferred income tax assets	$2.6	$1.3